Shareholder Report, Line Graph (Details) 197244_Pzena International Small Cap Value Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)									12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Jul. 02, 2018	Feb. 28, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Class
Accumulated Value	$ 1,408,173	$ 1,292,046	$ 1,194,334	$ 1,078,582	$ 1,004,980	$ 782,673	$ 926,763	$ 1,000,000	$ 1,955,979
MSCI World ex-USA IMI Index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI World ex-USA IMI Index Net (USD)
Accumulated Value	1,464,283	1,341,299	1,188,786	1,246,727	1,201,471	972,494	977,160	1,000,000	$ 2,005,280
MSCI WORLD ex USA SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI WORLD ex USA SMALL CAP Net (USD)
Accumulated Value	1,253,528	1,170,076	1,106,771	1,225,341	1,225,614	927,861	936,995	1,000,000	$ 1,834,423
MSCI World ex USA Small Cap Value index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI World ex USA Small Cap Value index Net (USD)
Accumulated Value	$ 1,297,447	$ 1,187,412	$ 1,117,980	$ 1,190,500	$ 1,130,632	$ 920,361	$ 946,529	$ 1,000,000	$ 1,939,403